Accounts receivable and others	12 Months Ended
Jun. 30, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Accounts receivable and others
7.	Accounts receivable and others

	Note	2021	2020
Trade accounts receivable	7.1	162,490	145,692
Recoverable taxes	7.2	8,644	9,305
Advances to suppliers (*)		19,329	20,609
Other receivables		2,143	7,744
Total current		192,606	183,350

Trade accounts receivable	7.1	324,937	240,407
Recoverable taxes	7.2	21,876	20,274
Judicial deposits	27	2,120	1,706
Total noncurrent		348,933	262,387

(*)	The balance includes advances to suppliers made by the Company for the acquisition of inputs for use in the following crop year. The inputs will be included in inventory upon their effective receipt.

7.1 Trade accounts receivable

	2021	2020
Sale of sugarcane (c)	43,233	30,031
Sale of grains (d)	34,502	36,777
Sale of beef cattle	155	636
Leases of land	6,896	4,868
Sale of machinery	1,893	918
Sale of farms (e)	77,540	73,678
	164,219	146,908

Allowance for expected credit losses	(1,729)	(1,216)

Total current	162,490	145,692

Sale of machinery	-	333
Sale of farms	324,937	240,074

Total noncurrent	324,937	240,407

a)	Changes in the allowance for expected credit losses:

At June 30, 2019	1,159
Set-up of provision	213
Business Combination	3,782
Write-off or reversal	(3,938)
At June 30, 2020	1,216
Set-up of provision	539
Business Combination	193
Write-off or reversal	(219)
At June 30, 2021	1,729

b)	Breakdown of receivable by maturity

	2021	2020
Falling due:
Up to 30 days	63,403	57,188
31 to 90 days	23,035	44,424
91 to 180 days	18,480	8,748
181 to 360 days	57,328	34,954
Over 360 days	324,937	240,407
Past due:
Up to 30 days	205	378
31 to 90 days	39	-
181 to 360 days	456	-
Over 360 days	1,273	1,216
	489,156	387,315

c)	Sales of sugarcane

The Company has two sugarcane supply agreements. The first agreement was with Brenco Companhia Brasileira de Energia Renovável and the second agreement is included in the partnership IV Agreement, as mentioned in Note on Commitments, whose credit risks are assessed in accordance with the internal policy as presented in Note 4.8b.

No expected credit losses on receivables from sugarcane sale was recorded at June 30, 2021.

Sales of grains

As of June 30, 2021, the main corn and soybean receivables are from the clients Novaagri, Louis Dreyfus and Bunge and the main corn and soybean sales are from the clients Bunge, Cargill and Agribrasil.

d)	Receivables from sale of farms

Details in relation to receivables from the sale of farms are as follows:

	As of 2020	Sales	Acquisitions – business combinations	Receipts	Fair value adjustment	Exchange variation	Variable consideration	As of 2021	Current	Non-current
Araucária III	3,336	-	-	(5,084)	1,748	-	-	-	-	-
Araucária IV	7,258	-	-	(6,475)	3,683	-	-	4,466	4,466	-
Araucária V	37,504	-	-	(16,191)	21,535	-	-	42,848	16,582	26,266
Jatobá I	2,569	-	-	(3,945)	1,376	-	-	-	-	-
Jatobá II	129,741	-	-	(48,158)	62,466	-	2,904	146,953	10,033	136,920
Jatobá III	47,384	3,796	-	(18,530)	23,261	-	-	55,911	3,744	52,167
Jatobá IV	15,481	-	-	(4,882)	8,489	-	-	19,088	5,033	14,055
Jatobá V	33,029	-	-	(9,243)	17,101	-	-	40,887	10,139	30,748
Jatobá VI	-	52,063	-	(12,376)	(1,245)	-	-	38,442	6,599	31,843
Alto Taquari I	3,545	-	-	(3,493)	2,758	-	162	2,972	1,489	1,483
Alto Taquari II	3,554	-	-	(2,217)	2,443	-	-	3,780	1,895	1,885
Alto Taquari III	7,946	-	-	(1,085)	4,598	-	-	11,459	940	10,519
Bananal IX	22,405	-	-	(7,000)	217	-	-	15,622	9,638	5,984
Bananal X	-	26,841	-	(7,500)	(107)	-	-	19,234	6,167	13,067
Fon Fon I	-	-	559	-	-	(51)	-	508	508	-
Fon Fon II	-	-	356	(369)	-	13	-	-	-	-
San Cayetano	-	-	335	-	-	(28)	-	307	307	-
Total	313,752	82,700	1,250	(146,548)	148,323	(66)	3,066	402,477	77,540	324,937

	As of 2019	Sales	Acquisitions – business combinations	Receipts	Fair value adjustment	As of 2020	Current	Non-current
Araucária III	5,222	-	-	(4,547)	2,661	3,336	3,131	205
Araucária IV	7,238	-	-	-	20	7,258	4,728	2,530
Araucária V	38,083	-	-	(8,980)	8,401	37,504	10,596	26,908
Jatobá I	6,182	-	-	(4,680)	1,067	2,569	2,569	-
Jatobá II	118,823	-	-	(18,359)	29,277	129,741	22,690	107,051
Jatobá III	42,131	-	-	(5,008)	10,261	47,384	8,140	39,244
Jatobá IV	-	18,974	-	(6,731)	3,238	15,481	3,325	12,156
Jatobá V	-	37,919	-	(5,000)	110	33,029	8,541	24,488
Alto Taquari I	4,269	-	-	(1,659)	935	3,545	930	2,615
Alto Taquari II	-	3,576	-	(2,046)	2,024	3,554	1,200	2,354
Alto Taquari III	-	11,037	-	(1,761)	(1,330)	7,946	614	7,332
Bananal IX	-	-	21,272	-	1,133	22,405	7,214	15,191
Total	221,948	71,506	21,272	(58,771)	57,797	313,752	73,678	240,074

Information on sales and the amounts received in the fiscal year ended June 30, 2021 is presented in Notes 1.1 and 21.b.

Variable consideration

In the case of sales for which official measurement during or upon termination of the agreement is mandatory, the Company adopts the variable consideration concept set forth in IFRS 15 – Revenue and does not recognize 2.3% of the sale until the measurement is made. This percentage, whose calculation is based on the highest historical deviation plus a safety margin, represents the risk of proportional reversion upon sale recognition if there is any difference between the area negotiated and the area delivered. The Company has never delivered a narrower area than the negotiated area and recognizes the 2.3% of revenue from sale after the official measurement.

The following table provides a breakdown of credits with the variable consideration element:

	Accounts Receivable 2021	Variable consideration (2.3%)	Accounts receivable including Variable consideration 2021
Jatobá III	55,911	1,286	57,197
Jatobá IV	19,088	439	19,527
Jatobá V	40,887	940	41,827
Jatobá VI	38,442	884	39,326
	154,328	3,549	157,877

7.2 Recoverable taxes

	2021	2020
Withholding income tax (IRRF) on financial investments to be offset	2,237	3,508
Income tax losses and social contribution carryforwards	-	3,155
Other recoverable taxes and contributions	164	977
Tax on value added - IVA – (Paraguay/Bolivia)	6,226	1,665
Other recoverable taxes	17	-
Total current	8,644	9,305

ICMS recoverable	9,378	9,786
ICMS recoverable on property, plant and equipment	-	83
Non-cumulative PIS and COFINS to be offset	3,934	1,486
IRRF on financial investments to be offset	82	454
INSS recoverable	21	-
Tax on value added - IVA – (Paraguay/Bolivia)	8,461	8,465
Total noncurrent	21,876	20,274